Organization and Description of the Business (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Jul. 22, 2013	Jun. 30, 2012	Sep. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011	Jul. 30, 2013 IPO
Organization and Description of the Business
Number of operating segments			3	3
Ownership percentage in WCI Communities, LLC and WCI Communities Management, LLC			100.00%	100.00%
Stock split ratio	10.3
Common stock, shares authorized	150,000,000		150,000,000	150,000,000	150,000,000
Preferred stock, shares authorized	15,000,000		15,000,000	20,000	20,000
Organization and Description of the Business
Issuance of common stock (in shares)		7,923,069				6,819,091
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share price (in dollars per share)		$ 6.31				$ 15.00
Net proceeds from the sale of common stock in IPO						$ 90.3